Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2013
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

5. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets as of December 31, 2013 and 2012 comprise (a) the unamortized balance of an asset associated with the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel”, “APL Garnet” and “Hanjin Malta”, which were acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements, and (b) a deferred asset resulting from the charter agreements of the vessels “Cap Domingo” and “Cap Doukato” providing for varying charter rates over their term, for which revenue is recognized on a straight-line basis at their average rates.

As at December 31, 2013 and 2012 the balance of the account was analyzed as follows:

Description	2013	2012
Prepaid charter revenue	$17,974	$29,796
Deferred asset from varying charter rates	192	122
Total	$18,166	$29,918

In March 2013, the vessel “Hanjin Malta” was delivered to the Company (Note 4) and was chartered back to her sellers, with the earliest redelivery date of the vessel to the owners falling in March 2016. As a result, an asset of $8,500 was recognized as prepaid charter revenue, in addition to the asset of $42,000 recognized in 2012 for the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel” and “APL Garnet”. During the year ended December 31, 2013, the vessel “APL Spinel” was sold (Note 4) and accordingly, its unamortized balance was written off to revenues. As of December 31, 2013 and 2012 the balance of the respective asset, net of accumulated amortization of $32,526 and $12,204, was $17,974 and $29,796, respectively. The amortization and write-off to revenues for 2013, 2012 and 2011 was $20,322, $12,204 and $0, respectively, and is separately reflected in Prepaid charter revenue amortization in the accompanying consolidated statements of operations.

The expected aggregate amortization of the prepaid charter revenue from vessel acquisitions with time-charter attached for each of the succeeding years is as follows:

Period	Amount
Year 1	$11,597
Year 2	$5,669
Year 3	$708